FAIR VALUE MEASUREMENTS (Schedule of Non Financial Assets at Fair Value Measured on a Non Recurring Basis) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013
FAIR VALUE MEASUREMENTS [Line Items]
Impairment charge of long-lived assets - Sichuan Phase I factory	$ 6,437,716		$ 202,756,739	$ 6,437,716
Phase I Sichuan polysilicon factory [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Impairment charge of long-lived assets - Sichuan Phase I factory			194,694,559
Phase I Sichuan polysilicon factory [Member] | Carrying Value [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Fair value of long-lived assets			6,031,327
Non-recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Phase I Sichuan polysilicon factory [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Fair value of long-lived assets					$ 6,096,778